Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Accounting Policies [Abstract]
Reverse stock split	1-for-7.7 reverse stock split	1-for-17 reverse stock split
Cash and cash equivalents	$ 1,413,387		$ 1,413,387
Capital raised			12,900,000
Cash on hand	455,757		455,757		$ 1,052,990
Cash equivalents	957,630		957,630		2,133,995
Cash in excess of federally insured limits	$ 1,200,000		$ 1,200,000		2,900,000
Estimated useful life of property and equipment			two to five years
Software development costs			$ 299,637	$ 236,973
Amortization of software development costs			234,603	431,037
Impairment of long-lived assets			0	0	$ 0
Advertising expense			$ 184,902	$ 90,096